Total Equity - Other Components of Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Components of Equity
Equity at beginning of period	€ 42,848	€ 41,523	€ 29,927
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(1,641)	2,280	2,853
Equity at end of period	43,406	42,848	41,523
Other Components of Equity
Other Components of Equity
Equity at beginning of period	4,031	1,808	(1,012)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(1,605)	2,224	2,819
Equity at end of period	2,426	4,031	1,808
Exchange differences
Other Components of Equity
Equity at beginning of period	4,015	1,830	(1,016)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(1,597)	2,186	2,846
Equity at end of period	2,418	4,015	1,830
Reserve Of Cash Flow Hedges
Other Components of Equity
Equity at beginning of period	16	(22)	4
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(8)	39	(26)
Equity at end of period	€ 9	€ 16	€ (22)